UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  APRIL 30, 2010

Semiannual Report to Shareholders

DWS Short-Term Municipal Bond Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

10 Investment Portfolio

23 Financial Statements

27 Financial Highlights

32 Notes to Financial Statements

41 Summary of Management Fee Evaluation by Independent Fee Consultant

46 Account Management Resources

47 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the fund seeks income that is federally tax-free, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2010

Average Annual Total Returns as of 4/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	1.62%	4.35%	2.66%	2.77%	3.29%
Class B	1.23%	3.53%	1.89%	2.01%	2.52%
Class C	1.33%	3.65%	1.89%	2.00%	2.51%
Adjusted for the Maximum Sales Charge
Class A (max 2.00% load)	-0.41%	2.26%	1.97%	2.35%	3.08%
Class B (max 4.00% CDSC)	-2.77%	0.53%	1.25%	1.82%	2.52%
Class C (max 1.00% CDSC)	0.33%	3.65%	1.89%	2.00%	2.51%
No Sales Charges
Class S	1.68%	4.54%	2.90%	2.97%	3.44%
Institutional Class	1.74%	4.58%	2.89%	3.04%	3.56%
Barclays Capital 1-Year G.O. Bond Index+	0.92%	2.28%	3.95%	3.52%	3.42%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2010 are 0.88%, 1.77%, 1.67%, 0.75% and 0.61% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. A portion of the fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class A, B and C for the periods prior to their inception on February 28, 2003 and for Class S shares for the periods prior to their inception on February 28, 2005 are derived from the historical performance of Institutional Class shares of DWS Short-Term Municipal Bond Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Short-Term Municipal Bond Fund — Class A [] Barclays Capital 1-Year G.O. Bond Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.00%. This results in a net initial investment of $9,800.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital 1-Year General Obligation Bond Index is an unmanaged index including bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $75 million, having an amount outstanding of at least $7 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power, and issued after December 31, 1990.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/10	$ 10.21	$ 10.21	$ 10.21	$ 10.20	$ 10.21
10/31/09	$ 10.14	$ 10.14	$ 10.13	$ 10.13	$ 10.14
Distribution Information: Six Months as of 4/30/10: Income Dividends	$ .09	$ .05	$ .05	$ .10	$ .11
April Income Dividend	$ .0151	$ .0090	$ .0091	$ .0162	$ .0172
SEC 30-day Yield as of 4/30/10++	.93%	.19%	.20%	1.09%	1.17%
Tax Equivalent Yield as of 4/30/10++	1.43%	.29%	.31%	1.68%	1.80%
Current Annualized Distribution Rate as of 4/30/10++	1.80%	1.07%	1.08%	1.93%	2.05%
++ The SEC yield is net investment income per share earned over the month ended April 30, 2010, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 0.10%, 0.10% and 0.98% for Class B, C and S shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's distribution rate and a marginal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 0.98%, 0.98% and 1.82% for Class B, C and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — Short Municipal Debt Funds Category as of 4/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	20	of	71	28
3-Year	49	of	60	81
5-Year	39	of	55	70
Class B 1-Year	35	of	71	49
3-Year	53	of	60	87
5-Year	48	of	55	86
Class C 1-Year	32	of	71	45
3-Year	54	of	60	89
5-Year	49	of	55	88
Class S 1-Year	15	of	71	21
3-Year	46	of	60	76
5-Year	33	of	55	59
Institutional Class 1-Year	13	of	71	19
3-Year	47	of	60	78
5-Year	29	of	55	52
10-Year	6	of	27	22

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B, C and S shares of the Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2009 to April 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,016.20	$ 1,012.30	$ 1,013.30	$ 1,016.80	$ 1,017.40
Expenses Paid per $1,000*	$ 4.05	$ 7.88	$ 7.89	$ 3.40	$ 2.90
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,020.78	$ 1,016.96	$ 1,016.96	$ 1,021.42	$ 1,021.92
Expenses Paid per $1,000*	$ 4.06	$ 7.90	$ 7.90	$ 3.41	$ 2.91
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Short-Term Municipal Bond Fund	.81%	1.58%	1.58%	.68%	.58%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	4/30/10	10/31/09

Revenue Bonds	53%	55%
General Obligation Bonds	25%	20%
ETM/Prerefunded Bonds	11%	12%
Lease Obligations	9%	8%
Open End Investment Companies	2%	5%
	100%	100%
Quality	4/30/10	10/31/09

AAA	30%	30%
AA	41%	35%
A	18%	23%
BBB	6%	6%
Not Rated	5%	6%
	100%	100%
Effective Maturity	4/30/10	10/31/09

Under 1 year	30%	33%
1.00-2.99 years	40%	32%
3.00-4.99 years	16%	18%
Greater than 5 years	14%	17%
	100%	100%
Top Five State Allocations	4/30/10	10/31/09

Texas	9%	12%
Florida	8%	6%
California	7%	5%
Ohio	6%	8%
Washington	6%	6%

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Weighted average effective maturity: 2.4 years and 2.5 years, respectively.

Asset allocation, quality, effective maturity and state allocations are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2010 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 96.9%
Alabama 1.3%
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	189,050	189,329
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Prerefunded, 5.0%, 2/1/2041 (a)	8,000,000	8,706,800
		8,896,129
Alaska 0.5%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036 (a)	3,580,000	3,695,419
Arizona 2.2%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2019	2,000,000	2,118,360
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011 (a)	150,000	154,755
Arizona, State Department of Administration, Certificates of Participation, Series A, 5.0%, 10/1/2012 (a)	1,000,000	1,084,640
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded, 5.375%, 10/1/2013	2,625,000	2,804,419
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	40,000	39,867
Phoenix, AZ, Civic Improvement Corp., 0.279%, 6/3/2010	4,000,000	4,000,000
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (a)	1,030,000	789,474
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,769,860
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	340,000	353,920
		15,115,295
Arkansas 0.0%
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (a)	30,000	27,206
Little Rock, AR, Residential Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	15,000	13,778
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	1,170	1,198
		42,182
California 6.5%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.27%**, 7/1/2020, JPMorgan Chase Bank (a) (b)	1,890,000	1,890,000
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,836,975
California, State General Obligation:
5.0%, 10/1/2017	5,435,000	6,052,525
5.25%, 4/1/2022	1,615,000	1,734,413
California, State Revenue Anticipation Notes:
Series A-1, 3.0%, 5/25/2010	6,600,000	6,609,042
Series A-2, 3.0%, 6/23/2010	2,975,000	2,984,252
California, Statewide Communities Development Authority Revenue, Proposition 1A Receivables Program, 5.0%, 6/15/2013	3,500,000	3,815,350
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012	435,000	449,594
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	259,283
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013	300,000	306,435
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (a)	10,000	10,113
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	95,000	94,217
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	515,000	539,627
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,554,518
Series C, 5.0%, 5/1/2020	2,000,000	2,214,500
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (a)	2,475,000	2,503,834
Southern California, Metropolitan Water District, Waterworks Revenue, Series A-1, 0.28%**, 7/1/2037	10,000,000	10,000,000
		44,854,678
Colorado 1.2%
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,949
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series C-6, 3.95%, Mandatory Put 11/10/2010 @100, 9/1/2036	1,610,000	1,637,611
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	20,000	20,721
Colorado, Single Family Housing Revenue, Housing & Finance Authority:
Class III, Series B-4, AMT, 5.0%, 5/1/2032 (a)	360,000	361,710
Series A-2, AMT, 7.25%, 5/1/2027	10,000	10,187
Douglas County, CO, School District No. 1, Douglas & Elbert Counties, Prerefunded, 5.0%, 12/15/2012 (a)	5,320,000	5,701,550
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	240,000	246,550
Pueblo County, CO, Certificates of Participation, ETM, 6.25%, 12/1/2010	250,000	255,635
		8,599,913
Connecticut 1.8%
Connecticut, State Economic Recovery, Series A, 5.0%, 1/1/2012	6,000,000	6,426,900
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 3.0%, 12/1/2011	6,000,000	6,207,120
		12,634,020
Delaware 0.2%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	1,230,000	1,325,239
District of Columbia 0.5%
District of Columbia, Bond Anticipation Notes, Pilot-Arthur Revenue, 4.0%, 12/1/2012	2,895,000	3,027,330
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	100,000	101,399
		3,128,729
Florida 7.6%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	104,000	113,901
Broward County, FL, Airport Systems Revenue, Series E, AMT, 5.25%, 10/1/2012 (a)	6,000,000	6,044,760
Florida, Citizens Property Insurance Corp., High Risk Senior Secured Notes, Series A2, 2.0%, 4/21/2011	3,705,000	3,736,307
Florida, Hurricane Catastrophe Fund, Finance Corp. Revenue, Series A, 5.0%, 7/1/2011 (a)	9,720,000	10,150,499
Florida, State Board of Public Education, Series C, 5.0%, 6/1/2015	2,675,000	2,899,299
Florida, State Board of Public Education, Capital Outlay:
Series 2008-C, 4.0%, 6/1/2012	3,985,000	4,242,790
Series B, 5.5%, 6/1/2013	3,000,000	3,183,750
Florida, State Department Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	4,490,000	4,779,829
Florida, State Department Environmental Protection Preservation Revenue, Florida Forever, Series A, 5.0%, 7/1/2011 (a)	1,250,000	1,314,987
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014 (a)	2,135,000	2,290,471
Orange County, FL, Sales Tax Revenue, Series A, 5.125%, 1/1/2018 (a)	4,000,000	4,301,600
Orlando & Orange County, FL, Expressway Authority Revenue, Series C-3, 0.3%**, 7/1/2025 (a)	5,660,000	5,660,000
Orlando, FL, Utilities Commission Systems Revenue, Series C, 3.0%, 10/1/2011	880,000	908,723
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,606,800
		52,233,716
Georgia 2.4%
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,635,000	2,711,336
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Healthcare, Series A, 5.0%, 2/15/2018	2,000,000	2,135,400
Georgia, State General Obligation, Series G, 4.0%, 11/1/2011	5,000,000	5,263,050
Gwinnett County, GA, Water & Sewer Authority Revenue, Series A, 3.0%, 8/1/2011	1,605,000	1,656,488
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co. Plant Scherer, First Series, 4.5%, Mandatory Put 4/1/2011 @100, 7/1/2025	2,640,000	2,725,695
Muscogee County, GA, School District, 3.0%, 12/1/2011	1,950,000	2,022,189
		16,514,158
Hawaii 1.0%
Hawaii, State Airports Systems Revenue, Series B, AMT, 5.0%, 7/1/2012	1,850,000	1,960,112
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2012	4,000,000	4,336,040
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	905,000	921,462
		7,217,614
Idaho 0.2%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	80,000	81,132
Class III, AMT, 5.1%, 7/1/2023	175,000	176,988
Class III, AMT, 5.15%, 7/1/2023	400,000	408,152
Class III, AMT, 5.4%, 7/1/2021	90,000	92,076
Series G-2, AMT, 5.75%, 1/1/2014	15,000	15,442
Series H-2, AMT, 5.85%, 1/1/2014	45,000	46,419
Class III, AMT, 5.95%, 7/1/2019	420,000	436,355
Series E, AMT, 5.95%, 7/1/2020	50,000	51,947
		1,308,511
Illinois 4.5%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018 (a)	1,830,000	1,972,795
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015 (a)	4,500,000	4,982,310
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,055,490
Du Page County, IL, Forest Preserve District, 3.0%, 11/1/2010	1,250,000	1,265,687
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	890,000	904,765
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,751,900
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (a)	665,000	666,357
Illinois, State Building, Series B, 5.0%, 6/15/2011	955,000	997,087
Illinois, State General Obligation, 5.0%, 1/1/2019	3,000,000	3,229,170
Lake County, IL, Forest Preserve District, Series A, 0.652%*, 12/15/2020	5,000,000	4,448,750
McLean & Woodford Counties, IL, Community Unit School District No. 5, Prerefunded, 6.375%, 12/1/2016 (a)	4,820,000	5,256,933
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	730,000	749,746
		31,280,990
Indiana 2.3%
Indiana, Bond Bank Revenue, State Revolving Fund, Series B, Prerefunded, 5.25%, 8/1/2019	4,000,000	4,090,200
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,204,500
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,996,042
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, Mandatory Put 5/1/2013 @100, 11/1/2027	1,000,000	1,089,060
Indiana, Transportation Finance Authority, Highway Revenue, Series A, Prerefunded, 5.25%, 6/1/2016 (a)	5,000,000	5,627,550
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (a)	220,000	231,033
		16,238,385
Kansas 0.1%
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Revenue, Series B-4, AMT, 4.25%, 6/1/2023	65,000	65,006
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	400,000	412,160
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III A, 3.0%, 11/15/2011	500,000	513,470
		990,636
Kentucky 0.4%
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, Mandatory Put 11/10/2010 @100, 5/1/2034	1,000,000	1,015,530
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	1,475,000	1,519,707
		2,535,237
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series A, 4.0%, 10/1/2012	1,500,000	1,585,530
Maine 0.3%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (a)	645,000	645,858
Maine, State Housing Authority Mortgage Purchase, Series D-2, AMT, 5.0%, 11/15/2027	1,530,000	1,584,606
		2,230,464
Maryland 2.5%
Maryland, State & Local Facilities Loan, Capital Improvement:
Series A, 5.0%, 3/1/2012	1,000,000	1,080,200
Series A, 5.5%, 8/1/2011	2,670,000	2,839,305
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	1,510,000	1,601,294
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,818,250
Maryland, University of Maryland, Systems Auxiliary Facility & Tuition Revenue, Series A, 5.0%, 4/1/2012	5,000,000	5,411,200
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	165,000	168,556
Series A, AMT, 5.6%, 12/1/2034	60,000	61,826
Series A, AMT, 7.0%, 8/1/2033	70,000	72,584
Series A, AMT, 7.4%, 8/1/2032	25,000	25,339
		17,078,554
Massachusetts 2.6%
Massachusetts, Bay Transportation Authority Revenue, Series A, Prerefunded, 5.25%, 7/1/2030	2,170,000	2,188,380
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.3%**, 3/1/2030	4,000,000	4,000,000
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.0%, 7/1/2011 (a)	1,000,000	1,042,200
Massachusetts, State General Obligation, Series A, 0.31%**, 9/1/2016	6,000,000	6,000,000
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2011 (a)	4,500,000	4,509,180
		17,739,760
Michigan 3.6%
Detroit, MI, Sewer Disposal Revenue, Series D, 0.795%*, 7/1/2032 (a)	4,100,000	3,070,900
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (a)	110,000	116,050
Grand Haven, MI, Electric Revenue, 5.0%, 7/1/2010 (a)	1,515,000	1,524,211
Michigan, Municipal Bond Authority Revenue, Clean Water Revolving, 4.0%, 10/1/2011	3,285,000	3,444,782
Michigan, Municipal Bond Authority Revenue, School Loan, Series A, 5.25%, 6/1/2011	4,175,000	4,343,086
Michigan, Municipal Bond Authority Revenue, State Aid Revenue Notes, Series B, 5.0%, 3/21/2011	6,000,000	6,006,360
Michigan, State Building Authority Revenue, Facilities Program, Series H, 3.0%, 10/15/2010	275,000	277,701
Michigan, State General Obligation, Series A, 2.0%, 9/30/2010	2,500,000	2,515,825
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,248,340
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (b)	400,000	400,192
		24,947,447
Minnesota 0.9%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	500,000	502,945
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, Series B, AMT, 5.0%, 1/1/2012	1,500,000	1,580,850
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	1,035,000	1,076,607
Rochester, MN, Electric Utility Revenue:
Prerefunded, 5.25%, 12/1/2024 (a)	2,000,000	2,057,500
Prerefunded, 5.25%, 12/1/2030 (a)	1,000,000	1,028,750
		6,246,652
Mississippi 1.3%
Mississippi, Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project, 1.0%*, Mandatory Put 9/1/2010 @100, 3/1/2029	7,000,000	7,002,030
Mississippi, Development Bank Special Obligation, DeSoto County Highway, Series A, 3.0%, 1/1/2012	1,250,000	1,294,025
Mississippi, Home Corp., Single Family Mortgage Revenue, Class 7, Series A, AMT, 6.3%, 6/1/2031	520,000	534,700
		8,830,755
Missouri 2.0%
Florissant, MO, Industrial Development Authority, Mortgage Revenue, Desmet RHF Acquisition, Series A, Prerefunded, 8.5%, 8/15/2030	2,460,000	2,558,154
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	210,000	211,121
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (b)	685,000	687,302
Missouri, Housing Development Community, Single Family Mortgage:
Series C, 6.55%, 9/1/2028	50,000	51,563
AMT, 7.45%, 9/1/2031	85,000	88,287
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, Prerefunded, 5.0%, 2/1/2014	5,000,000	5,378,850
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	1,440,000	1,528,488
Series C, AMT, 5.6%, 9/1/2035	1,570,000	1,671,375
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (b)	1,335,000	1,336,415
		13,511,555
Nebraska 0.3%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT, 5.25%, 3/15/2014, US Bank NA (b)	1,320,000	1,316,264
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project:
AMT, 5.0%, 12/1/2010, US Bank NA (b)	45,000	45,017
AMT, 5.0%, 12/1/2011, US Bank NA (b)	180,000	178,616
AMT, 5.1%, 12/1/2012, US Bank NA (b)	135,000	135,014
AMT, 5.2%, 12/1/2013, US Bank NA (b)	195,000	194,984
		1,869,895
Nevada 1.8%
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013 (a)	4,700,000	5,261,791
Las Vegas Valley, NV, Water District Improvement, Series A, 5.25%, 6/1/2017 (a)	4,585,000	4,889,031
Nevada, Housing Division, Single Family Housing Revenue, Series B-1, 5.25%, 10/1/2017	250,000	252,163
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	30,000	30,618
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	160,000	162,584
Nevada, State Capital Cultural Improvement, Series B, 5.0%, 5/1/2011	1,000,000	1,045,930
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (a)	1,055,000	1,058,133
		12,700,250
New Jersey 3.0%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT, 5.0%, 11/1/2010	135,000	135,408
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	677,051	679,197
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series W, 5.0%, 3/1/2012	2,375,000	2,535,004
Series J-4, 5.0%, Mandatory Put 9/1/2014 @100, 9/1/2029 (a)	5,000,000	5,568,400
New Jersey, State Transportation Trust Fund Authority:
Series C, ETM, 5.0%, 6/15/2011	5,000,000	5,256,300
Series A, Prerefunded, 6.125%, 6/15/2015	6,650,000	6,698,545
		20,872,854
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	86,900	87,602
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	1,155,000	1,253,302
		1,340,904
New York 4.0%
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.29%**, 11/1/2035, Fortis Bank SA (b)	5,000,000	5,000,000
Series E-2, 0.31%**, 11/1/2035, Fortis Bank SA (b)	5,000,000	5,000,000
New York, State Tollway Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2012	1,000,000	1,078,310
New York, Tobacco Settlement Financing Corp.:
Series B, 5.0%, 6/1/2011	4,500,000	4,716,945
Series C-1, 5.25%, 6/1/2013	3,615,000	3,627,147
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation, Series-2008-BB-4, 0.27%**, 6/15/2033	5,000,000	5,000,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, 5.0%, 8/1/2018	2,125,000	2,341,176
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	647,829
		27,411,407
North Carolina 2.2%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,725,800
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,640,205
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	2,275,000	2,412,979
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series A, 5.25%, 1/1/2013	2,500,000	2,740,925
North Carolina, State Grant Anticipation Revenue, Department of State Treasurer, 5.0%, 3/1/2012	1,545,000	1,663,146
North Carolina, State Public Improvement, Series A, 5.5%, 3/1/2011	1,000,000	1,043,260
		15,226,315
Ohio 6.3%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, Series A, 4.75%, 9/20/2011	60,000	61,498
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-1, 5.0%, 6/1/2015	4,500,000	4,625,820
Columbus, OH, General Obligation, Series A, 5.0%, 6/15/2011	1,710,000	1,798,082
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, Series A, AMT, 5.65%, 4/20/2013	130,000	133,936
Maple Heights, OH, Bond Anticipation Notes, 2.0%, 6/24/2010	6,800,000	6,807,888
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	45,688
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, Mandatory Put 11/10/2011 @100, 10/1/2041	1,135,000	1,180,752
Ohio, American Municipal Power, Inc., Electricity Purchase Revenue, Series A, 5.0%, 2/1/2011	5,000,000	5,125,000
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	5,446,324
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,172,442
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	5,779,600
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,760,075
Ohio, State Higher Educational Facility Revenue, Case Western Reserve University, Series B-2, 0.27%**, 12/1/2044, Bank of America NA (b)	2,150,000	2,150,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,045,000	1,117,565
Ohio, State Water Development Authority Revenue, Fresh Water Development:
5.375%, 12/1/2016	125,000	134,851
Prerefunded, 5.375%, 12/1/2016	1,925,000	2,108,837
		43,448,358
Oklahoma 0.0%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	30,000	14,850
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, Series A, 5.2%, 12/1/2013	305,000	308,813
		323,663
Pennsylvania 3.7%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 3.0%, 5/15/2011	1,115,000	1,140,701
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (a)	810,000	810,308
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (a)	1,770,000	1,774,885
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (a)	570,000	571,385
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	1,265,000	1,269,870
Pennsylvania, State General Obligation:
Series A, 5.0%, 2/15/2012	5,000,000	5,381,450
5.0%, 7/1/2013	7,500,000	8,397,300
Pennsylvania, State Industrial Development Authority Revenue, Economic Development, 5.5%, 7/1/2018 (a)	4,650,000	4,920,630
Pennsylvania, TJUH System Project, 6.0%, 1/1/2011 (c)	192,345	192,976
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	160,000	160,178
Series C, 4.7%, 7/1/2013	150,000	150,166
Series E, 4.7%, 7/1/2013	180,000	180,200
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	610,000	593,042
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, PNC Bank NA (b)	180,000	180,477
		25,723,568
Puerto Rico 3.6%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2010	3,250,000	3,319,030
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (a)	5,000,000	5,366,750
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.0%, 7/1/2011	930,000	962,132
Series A, 5.25%, 7/1/2012 (a)	3,790,000	4,021,834
Series A, 5.5%, 7/1/2012 (a)	2,000,000	2,132,860
Puerto Rico, Electric Power Authority Revenue, Series WW, 5.5%, 7/1/2021	1,495,000	1,621,671
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.0%, Mandatory Put 8/1/2011 @100, 8/1/2039	7,000,000	7,309,960
		24,734,237
South Carolina 0.9%
Beaufort-Jasper, SC, Water & Sewer Authority, Waterworks & Sewer Systems Revenue, Series B, 4.0%, 3/1/2012	745,000	788,419
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance:
3.0%, 8/1/2010	1,000,000	1,002,450
5.0%, 8/1/2015	500,000	531,185
South Carolina, State Public Service Authority Revenue, Series D, 5.25%, 1/1/2014 (a)	3,500,000	3,850,805
		6,172,859
South Dakota 0.1%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (a)	645,000	650,089
Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,395,548
Rutherford County, TN, Capital Outlay Notes, 4.0%, 4/1/2012	1,000,000	1,057,870
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	2,210,000	2,344,522
		4,797,940
Texas 9.0%
Dallas, TX, General Obligation, Series A, 5.0%, 2/15/2012	1,700,000	1,830,322
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,870,160
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series A, 0.4%**, 6/1/2027 (a)	5,000,000	5,000,000
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	706,925
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, Mandatory Put 5/15/2011 @100, 5/15/2034 (a)	1,630,000	1,689,136
North Texas, Tollway Authority Revenue:
Series E-2, 5.25%, Mandatory Put 1/1/2012 @100, 1/1/2038	5,000,000	5,293,350
Series L-2, 6.0%, Mandatory Put 1/1/2013 @100, 1/1/2038	2,000,000	2,205,780
San Antonio, TX, Electric & Gas Revenue, Series A, 5.5%, 2/1/2013	4,000,000	4,472,160
Spring Branch, TX, Independent School District, 5.0%, 2/1/2012	5,440,000	5,850,720
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	510,000	516,961
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	445,000	455,271
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.0%, 11/1/2016	4,000,000	4,454,440
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	3,938,270
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	65,000	67,610
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.873%*, 9/15/2017	7,000,000	6,676,250
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2011	2,000,000	2,084,820
Texas, State Water Financial Assistance, Series E, 4.0%, 8/1/2011	500,000	521,920
Texas, Trinity River Authority, Regional Wastewater Systems Revenue, 5.0%, 8/1/2014	4,805,000	5,452,954
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,790,105
5.0%, 12/15/2017	1,270,000	1,404,087
Wichita Falls, TX, Water & Sewer Revenue, Prerefunded, 5.375%, 8/1/2024 (a)	3,000,000	3,181,020
		62,462,261
Utah 1.2%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	235,000	245,460
Salt Lake County, UT, General Obligation, 4.25%, 6/15/2013	5,000,000	5,487,800
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.2%, 7/1/2011	10,000	10,116
Series A-2, Class II, AMT, 5.4%, 7/1/2016	40,000	40,785
Series C, Class III, AMT, 6.25%, 7/1/2014	25,000	25,515
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	610,000	616,826
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	1,195,000	1,209,137
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	605,000	600,492
		8,236,131
Vermont 0.1%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034 (a)	710,000	715,914
Virgin Islands 0.4%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2011	1,645,000	1,720,078
Virgin Islands, Water & Power Authority, Electric Systems Revenue, Series A, 4.0%, 7/1/2011	1,000,000	1,027,220
		2,747,298
Virginia 3.9%
Hampton, VA, Public Improvement, Series A, 4.0%, 1/15/2012	500,000	528,840
King George County, VA, Industrial Development Authority, Solid Waste Disposal Facility Revenue, Waste Management, Inc., Series A, AMT, 3.5%, Mandatory Put 5/1/2013 @100, 6/1/2023	2,500,000	2,501,500
Norfolk, VA, Capital Improvement, Series A, 5.0%, 3/1/2012	7,000,000	7,547,470
Virginia, College Building Authority, Educational Facilities Revenue, Public Higher Education Financing Program:
Series B, 3.0%, 9/1/2011	6,885,000	7,114,270
Series A, 5.0%, 9/1/2011	2,555,000	2,708,045
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program, Series B, 5.0%, 11/1/2016	1,300,000	1,520,714
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017 (a)	4,320,000	4,781,074
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,529
		26,978,442
Washington 5.8%
King County, WA, Limited Tax, Series D, 4.0%, 12/1/2011	1,535,000	1,618,565
King County, WA, School District No. 410, Snoqualmie Valley, Series A, 5.0%, 12/1/2015 (a)	6,180,000	6,875,559
Pierce County, WA, Peninsula School District No. 401, 5.0%, 12/1/2015 (a)	5,000,000	5,478,850
Pierce County, WA, School District No. 400, Clover Park, 5.0%, 12/1/2010 (a)	1,000,000	1,027,360
Seattle, WA, Drain & Wastewater Revenue, Series B, 2.0%, 11/1/2010	3,695,000	3,727,627
Seattle, WA, Port Revenue, Series B, AMT, 5.625%, 4/1/2016 (a)	1,805,000	1,902,145
Washington, Energy Northwest Electric Revenue, Columbia Generating Station:
Series A, 5.0%, 7/1/2013 (a)	1,000,000	1,058,200
Series A, 5.5%, 7/1/2017 (a)	10,000,000	10,604,800
Series A, 5.75%, 7/1/2018 (a)	3,500,000	3,801,350
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,962,525
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, US Bank NA (b)	60,000	60,423
		40,117,404
West Virginia 1.3%
West Virginia, Public Energy Authority Revenue, Morgantown Association Project, AMT, 0.45%**, 7/1/2017, Dexia Credit Local (b)	9,000,000	9,000,000
Wisconsin 2.3%
Sun Prairie, WI, School District, 3.0%, 3/1/2011	500,000	510,675
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	1,885,000	1,950,993
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,158,870
Wisconsin, State General Obligation, Series A, Prerefunded, 5.75%, 5/1/2020	10,000,000	10,001,500
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @100, 8/15/2025	2,000,000	2,120,420
		15,742,458
Total Municipal Bonds and Notes (Cost $659,956,643)		670,053,815
	Shares	Value ($)

Open-End Investment Company 1.8%
BlackRock MuniCash, 0.20%*** (Cost $12,673,803)	12,673,803	12,673,803
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $672,630,446)+	98.7	682,727,618
Other Assets and Liabilities, Net	1.3	9,244,398
Net Assets	100.0	691,972,016
* These securities are shown at their current rate as of April 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2010.
*** Current yield; not a coupon rate.
+ The cost for federal income tax purposes was $672,634,605. At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $10,093,013. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,408,557 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,315,544.
(a) Bond is insured by one of these companies:
Insurance Companies	As a % of Total Investment Portfolio
AMBAC Financial Group, Inc.	3.2
American Capital Assurance	0.3
Assured Guaranty Municipal Corp.	11.9
Financial Security Assurance, Inc.	2.5
National Public Finance Guarantee Corp.	7.7

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(b) Security incorporates a letter of credit from the bank listed.
(c) Taxable issue.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds and Notes (d)	$ —	$ 670,053,815	$ —	$ 670,053,815
Open-End Investment Company	12,673,803	—	—	12,673,803
Total	$ 12,678,803	$ 670,053,815	$ —	$ 682,727,618
(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited)
Assets
Investments in securities, at value (cost $672,630,446)	$ 682,727,618
Cash	21,486
Receivable for investments sold	790,276
Receivable for Fund shares sold	4,506,362
Interest receivable	8,157,794
Due from Advisor	9,076
Other assets	119,952
Total assets	696,332,564
Liabilities
Payable for investments purchased	2,500,000
Payable for Fund shares redeemed	1,010,652
Distributions payable	132,897
Accrued management fee	236,236
Accrued expenses	480,763
Total liabilities	4,360,548
Net assets, at value	$ 691,972,016
Net Assets Consist of
Accumulated distributions in excess of net investment income	(58,767)
Net unrealized appreciation (depreciation) on investments	10,097,172
Accumulated net realized gain (loss)	(17,809,185)
Paid-in capital	699,742,796
Net assets, at value	$ 691,972,016
Statement of Assets and Liabilities as of April 30, 2010 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($374,821,094 ÷ 36,704,093 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.21
Maximum offering price per share (100 ÷ 98.00 of $10.21)	$ 10.42

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,199,919 ÷ 117,525 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 10.21

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($62,381,317 ÷ 6,110,327 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 10.21
Class S Net Asset Value, offering and redemption price per share ($172,677,416 ÷ 16,928,906 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.20
Institutional Class Net Asset Value, offering and redemption price per share ($80,892,270 ÷ 7,921,317 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.21

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2010 (Unaudited)
Investment Income
Income: Interest	$ 8,585,140
Expenses: Management fee	1,277,941
Administration fee	322,272
Services to shareholders	258,857
Custodian fee	14,146
Distribution and service fees	648,709
Professional fees	44,209
Trustees' fees and expenses	9,370
Reports to shareholders	38,555
Registration fees	56,363
Other	30,055
Total expenses before expense reductions	2,700,477
Expense reductions	(64,499)
Total expenses after expense reductions	2,635,978
Net investment income	5,949,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(178,105)
Interest rate swap contracts	(628,000)
(806,105)
Change in net unrealized appreciation (depreciation) on: Investments	4,777,872
Interest rate swap contracts	343,959
5,121,831
Net gain (loss)	4,315,726
Net increase (decrease) in net assets resulting from operations	$ 10,264,888

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations: Net investment income	$ 5,949,162	$ 11,196,265
Net realized gain (loss)	(806,105)	(5,601,541)
Change in net unrealized appreciation (depreciation)	5,121,831	19,149,967
Net increase (decrease) in net assets resulting from operations	10,264,888	24,744,691
Distributions to shareholders from: Net investment income: Class A	(3,106,064)	(4,250,540)
Class B	(7,864)	(52,010)
Class C	(297,203)	(627,830)
Class S	(1,711,407)	(4,244,127)
Institutional Class	(788,926)	(1,986,057)
Total distributions	(5,911,464)	(11,160,564)
Fund share transactions: Proceeds from shares sold	258,218,361	367,446,267
Reinvestment of distributions	3,784,724	7,321,351
Cost of shares redeemed	(130,472,545)	(183,729,721)
Redemption fees	—	17,676
Net increase (decrease) in net assets from Fund share transactions	131,530,540	191,055,573
Increase (decrease) in net assets	135,883,964	204,639,700
Net assets at beginning of period	556,088,052	351,448,352
Net assets at end of period (including accumulated distributions in excess of net investment income of $58,767 and $96,465, respectively)	$ 691,972,016	$ 556,088,052

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.14	$ 9.77	$ 10.25	$ 10.30	$ 10.28	$ 10.33
Income (loss) from investment operations: Net investment income[b]	.09	.28	.33	.33	.31	.25
Net realized and unrealized gain (loss)	.07	.37	(.48)	(.04)	.01	(.05)
Total from investment operations	.16	.65	(.15)	.29	.32	.20
Less distributions from: Net investment income	(.09)	(.28)	(.33)	(.34)	(.30)	(.25)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.21	$ 10.14	$ 9.77	$ 10.25	$ 10.30	$ 10.28
Total Return (%)[c]	1.62**	6.72[d]	(1.53)[d]	2.81	3.20[d]	1.97[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	375	273	108	63	82	131
Ratio of expenses before expense reductions (%)	.81*	.87	.88	.88	.86	.83
Ratio of expenses after expense reductions (%)	.81*	.84	.85	.88	.81	.80
Ratio of net investment income (%)	1.85*	2.71	3.23	3.25	2.97	2.42
Portfolio turnover rate (%)	10**	30	33	39	46	35
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.14	$ 9.77	$ 10.25	$ 10.30	$ 10.28	$ 10.33
Income (loss) from investment operations: Net investment income[b]	.05	.20	.25	.26	.23	.17
Net realized and unrealized gain (loss)	.07	.37	(.48)	(.05)	.01	(.04)
Total from investment operations	.12	.57	(.23)	.21	.24	.13
Less distributions from: Net investment income	(.05)	(.20)	(.25)	(.26)	(.22)	(.18)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.21	$ 10.14	$ 9.77	$ 10.25	$ 10.30	$ 10.28
Total Return (%)[c,d]	1.23**	5.88	(2.29)	2.07	2.41	1.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	3	3	4	5
Ratio of expenses before expense reductions (%)	1.71*	1.76	1.69	1.69	1.59	1.55
Ratio of expenses after expense reductions (%)	1.58*	1.59	1.60	1.60	1.56	1.55
Ratio of net investment income (%)	1.08*	1.96	2.48	2.53	2.22	1.67
Portfolio turnover rate (%)	10**	30	33	39	46	35
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.13	$ 9.76	$ 10.25	$ 10.29	$ 10.27	$ 10.33
Income (loss) from investment operations: Net investment income[b]	.05	.20	.25	.25	.23	.17
Net realized and unrealized gain (loss)	.08	.37	(.49)	(.04)	.01	(.05)
Total from investment operations	.13	.57	(.24)	.21	.24	.12
Less distributions from: Net investment income	(.05)	(.20)	(.25)	(.25)	(.22)	(.18)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.21	$ 10.13	$ 9.76	$ 10.25	$ 10.29	$ 10.27
Total Return (%)[c]	1.33d**	5.90[d]	(2.40)[d]	2.11	2.40[d]	1.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62	49	25	29	37	51
Ratio of expenses before expense reductions (%)	1.61*	1.66	1.66	1.65	1.61	1.55
Ratio of expenses after expense reductions (%)	1.58*	1.59	1.60	1.65	1.56	1.55
Ratio of net investment income (%)	1.08*	1.96	2.48	2.47	2.22	1.67
Portfolio turnover rate (%)	10**	30	33	39	46	35
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.13	$ 9.76	$ 10.24	$ 10.29	$ 10.27	$ 10.30
Income (loss) from investment operations: Net investment income[c]	.10	.30	.35	.36	.33	.19
Net realized and unrealized gain (loss)	.07	.37	(.48)	(.05)	.01	(.04)
Total from investment operations	.17	.67	(.13)	.31	.34	.15
Less distributions from: Net investment income	(.10)	(.30)	(.35)	(.36)	(.32)	(.18)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.20	$ 10.13	$ 9.76	$ 10.24	$ 10.29	$ 10.27
Total Return (%)[d]	1.68**	6.96	(1.32)	3.09	3.35	1.50**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	173	165	141	260	303	2
Ratio of expenses before expense reductions (%)	.74*	.74	.89	.80	.73	.84*
Ratio of expenses after expense reductions (%)	.68*	.57	.60	.60	.67	.71*
Ratio of net investment income (%)	1.98*	2.98	3.48	3.53	3.11	2.72*
Portfolio turnover rate (%)	10**	30	33	39	46	35
[a] For the six months ended April 30, 2010 (Unaudited).
[b] For the period from February 28, 2005 (commencement of operations of Class S shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total returns would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.14	$ 9.77	$ 10.25	$ 10.30	$ 10.28	$ 10.33
Income (loss) from investment operations: Net investment income[b]	.11	.30	.35	.36	.33	.27
Net realized and unrealized gain (loss)	.07	.37	(.48)	(.04)	.02	(.04)
Total from investment operations	.18	.67	(.13)	.32	.35	.23
Less distributions from: Net investment income	(.11)	(.30)	(.35)	(.37)	(.33)	(.28)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.21	$ 10.14	$ 9.77	$ 10.25	$ 10.30	$ 10.28
Total Return (%)	1.74**	6.94[c]	(1.31)[c]	3.11	3.47[c]	2.22[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	66	75	94	107	204
Ratio of expenses before expense reductions (%)	.58*	.60	.60	.58	.60	.58
Ratio of expenses after expense reductions (%)	.58*	.58	.60	.58	.55	.55
Ratio of net investment income (%)	2.09*	2.97	3.48	3.54	3.23	2.67
Portfolio turnover rate (%)	10**	30	33	39	46	35
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Short-Term Municipal Bond Fund (the "Fund") is a diversified series of DWS Advisor Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, securities are valued at the mean of the most recent bid and asked quotations or evaluated price, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Interest Rate Swap Contracts. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the Fund's securities, the more sensitive the Fund will be to interest rate changes. To help mitigate this interest rate risk, the Fund invests in interest rate swap contracts to reduce the duration of the investment portfolio. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment, the accruals for which would begin at a specified date in the future ("the effective date"). The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid the counterparty over the term of the interest rate swap contract, to extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The Fund generally intends, but is not obligated, to terminate its interest rate swaps before the effective date. Payments received or made are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by a Board approved pricing vendor and the change in value is recorded as unrealized appreciation or depreciation.

There are no open interest rate swap contracts as of April 30, 2010. For the six months ended April 30, 2010, the Fund invested in interest rate swap contracts with a total notional amount generally indicative of a range from $0 to $22,250,000.

The following tables summarize the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Swap Contracts
Interest Rate Contracts (a)	$ (628,000)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from interest rate swap contracts
Change in Net Unrealized Appreciation (Depreciation)	Swap Contracts
Interest Rate Contracts (a)	$ 343,959

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on interest rate swap contracts

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At October 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $16,999,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2010 ($479,000), October 31, 2011 ($2,026,000), October 31, 2012 ($1,898,000), October 31, 2013 ($711,000), October 31, 2015 ($631,000), October 31, 2016 ($5,651,000) and October 31, 2017 ($5,603,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $193,309,045 and $58,891,385, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund's average daily net assets	.400%
Next $500 million of such net assets	.385%
Next $1.0 billion of such net assets	.370%
Over $2.0 billion of such net assets	.355%

For the period from November 1, 2009 through February 28, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.83%
Class B	1.58%
Class C	1.58%
Class S	.68%
Institutional Class	.58%

Accordingly, for the six months ended April 30, 2010, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.40% of the Fund's average daily net assets.

In addition, for the six months ended April 30, 2010, the Advisor reimbursed the Fund $8,847 of sub-recordkeeping expenses for Class S shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2010, the Administration Fee was $322,272, of which $56,432 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2010
Class A	$ 13,627	$ —	$ 8,050
Class B	846	846	—
Class C	6,694	6,694	—
Class S	45,555	45,555	—
Institutional Class	1,268	—	977
	$ 67,990	$ 53,095	$ 9,027

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2010
Class B	$ 5,466	$ 826
Class C	210,030	38,375
	$ 215,496	$ 39,201

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2010	Annualized Effective Rate
Class A	$ 362,367	$ —	$ 201,617.21%
Class B	1,639	135	392.21%
Class C	69,207	2,422	33,206.24%
	$ 433,213	$ 2,557	$ 235,215

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2010, aggregated $1,412.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the six months ended April 30, 2010, the CDSC for Class B and C shares was $1,041 and $6,752, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2010, DIDI received $53,694 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $17,800, of which $11,358 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	15,638,726	$ 159,463,576	23,787,716	$ 239,555,443
Class B	30,868	314,493	74,915	746,115
Class C	1,740,584	17,752,204	2,924,187	29,446,411
Class S	4,870,011	49,637,053	7,933,973	79,685,772
Institutional Class	3,043,511	31,051,035	1,783,554	18,012,526
		$ 258,218,361		$ 367,446,267
Shares issued to shareholders in reinvestment of distributions
Class A	212,326	$ 2,166,485	324,117	$ 3,254,298
Class B	658	6,709	3,890	38,878
Class C	18,423	187,940	41,287	414,054
Class S	85,062	867,069	209,651	2,098,151
Institutional Class	54,538	556,521	151,474	1,515,970
		$ 3,784,724		$ 7,321,351
Shares redeemed
Class A	(6,121,473)	$ (62,446,131)	(8,171,067)	$ (81,906,716)
Class B	(61,602)	(628,383)	(214,236)	(2,152,948)
Class C	(531,954)	(5,429,252)	(640,981)	(6,427,556)
Class S	(4,360,762)	(44,455,559)	(6,224,841)	(62,179,465)
Institutional Class	(1,715,115)	(17,513,220)	(3,108,088)	(31,063,036)
		$ (130,472,545)		$ (183,729,721)
Redemption fees		$ —		$ 17,676
Net increase (decrease)
Class A	9,729,579	$ 99,183,930	15,940,766	$ 160,916,876
Class B	(30,076)	(307,181)	(135,431)	(1,367,955)
Class C	1,227,053	12,510,892	2,324,493	23,434,711
Class S	594,311	6,048,563	1,918,783	19,605,394
Institutional Class	1,382,934	14,094,336	(1,173,060)	(11,533,453)
		$ 131,530,540		$ 191,055,573

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SRMAX	SRMBX	SRMCX	SRMSX	MGSMX
CUSIP Number	23339E 764	23339E 756	23339E 749	23339E 731	23339E 723
Fund Number	436	636	736	2336	536

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2010